GOF P18 2/19                                                                                                     00227098

SUPPLEMENT DATED FEBRUARY 12, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH OF THE FUNDS LISTED BELOW

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Franklin Templeton Global Trust

Templeton Global Currency Fund

Templeton Global Investment Trust

Templeton Emerging Markets Balanced Fund

The prospectus is amended as follows:

I. The following replaces the fourth paragraph in the “Fund Summaries – Templeton Emerging Markets Bond Fund – Principal Investment Strategies” section of the prospectus:

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may enter into various other transactions involving derivatives from time to time, including interest rate/bond futures contracts (including those on government securities) and swap agreements (which may include credit default swaps, currency swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes.

II. The following replaces the fifth paragraph in the “Fund Summaries – Templeton Global Bond Fund – Principal Investment Strategies” section of the prospectus; the fourth paragraph in the “Fund Summaries – Templeton Global Total Return Fund – Principal Investment Strategies” section of the prospectus; and the fifth paragraph in the “Fund Summaries – Templeton International Bond Fund – Principal Investment Strategies” section of the prospectus:

For purposes of pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures and swap agreements (which may include interest rate and credit default swaps). These derivative instruments may be used for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected, interest rates, countries, durations or credit risks.

III. The following replaces the fifth paragraph in the “Fund Summary – Templeton Global Currency Fund – Principal Investment Strategies” section of the prospectus:

For purposes of pursuing its investment goal, the Fund regularly uses various currency related derivative instruments, principally currency and cross currency forward contracts, but it may also use currency and currency index futures contracts and currency options. The Fund generally maintains significant positions in currency related derivative instruments to implement its currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of these transactions may represent a large component of the Fund’s investment returns. The Fund may also enter into various other derivatives, from time to time, including interest rate and bond futures contracts and swap agreements (which may include credit default swaps and interest rate swaps). The Fund may use derivative instruments for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

IV. The following replaces the third paragraph in the “Fund Summary – Templeton Emerging Markets Balanced Fund – Principal Investment Strategies” section of the prospectus:

The fixed income portion of the Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts and currency options. The Fund maintains significant positions in currency related derivative instruments as a hedging technique with respect to its fixed income securities or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may represent, from time to time, a large component of the Fund’s fixed income investment returns. The Fund may also enter into various other transactions involving derivatives from time to time, including interest rate and bond futures contracts (including those on government securities) and swap agreements (which may include credit default and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks, or may be used for hedging purposes.

V. The following replaces the seventh paragraph in the “Fund Details – Templeton Emerging Markets Bond Fund – Principal Investment Policies and Practices” section of the prospectus:

For purposes of pursuing its investment goals the Fund regularly enters into various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund also may enter into various other transactions involving derivatives from time to time, including interest rate/bond futures contracts (including those on government securities) and swap agreements (which may include credit default swaps, currency swaps and interest rate swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected interest rates, countries, duration or credit risks, or may be used for hedging purposes.

VI. The following replaces the fifth paragraph in the “Fund Details – Templeton Global Bond Fund – Principal Investment Policies and Practices” section of the prospectus; the seventh paragraph in the “Fund Summaries – Templeton Global Total Return Fund – Principal Investment Policies and Practices” section of the prospectus; and the sixth paragraph in the “Fund Details – Templeton International Bond Fund – Principal Investment Policies and Practices” section of the prospectus:

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures); and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.

VII. The following replaces the sixth paragraph in the “Fund Details – Templeton International Bond Fund – Principal Investment Policies and Practices” section of the prospectus:

For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving derivative instruments, principally currency and cross currency forwards, but it may also use currency and currency index futures contracts and currency options. The Fund maintains extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may also represent, from time to time, a significant component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures); and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks.

VIII. The following replaces the first paragraph in the “Fund Details – Templeton Global Currency Fund – Principal Investment Policies and Practices” section of the prospectus:

Under normal market conditions, the Fund invests at least 80% of its net assets in securities and investments that create exposure to currencies of any country, including debt obligations of any maturity, money market instruments, cash deposits and derivative instruments. Shareholders will be given at least 60 days’ advance notice of any change to this 80% investment policy. To the extent that the Fund achieves exposure to global currencies by investing in currency forward contracts, currency futures contracts, and currency options, such exposure will be counted for purposes of this 80% investment policy.

IX. The following replaces the seventh paragraph in the “Fund Details – Templeton Global Currency Fund – Principal Investment Policies and Practices” section of the prospectus:

For purposes of pursuing its investment goal, the Fund regularly uses various currency related derivative instruments, principally currency and cross currency forward contracts, but it may also use currency and currency index futures contracts and currency options. The Fund generally maintains significant positions in currency related derivative instruments to implement its currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of these transactions may represent a large component of the Fund’s investment returns. The Fund may also enter into various other derivatives, from time to time, including interest rate and bond futures contracts and swap agreements (which may include credit default swaps and interest rate swaps). The Fund may use such derivative instruments for hedging purposes, to enhance returns, or to obtain net long or net negative (short) exposure to selected currencies, interest rates, countries or durations.

X. The following replaces the twelfth paragraph in the “Fund Details – Templeton Emerging Markets Balanced Fund – Principal Investment Policies and Practices” section of the prospectus:

With respect to the fixed income portion of the Fund, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards and currency and currency index futures contracts and currency options. The Fund maintains significant positions in currency related derivative instruments as a hedging technique with respect to its fixed income securities or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under the instruments. The use of derivative currency transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may represent, from time to time, a significant component of the Fund’s fixed income investment returns. The Fund may also enter into various other transactions involving derivatives, including interest rate and bond futures contracts (including those on government securities) and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks or maybe used for hedging purposes.

XI. The following is added to the “Fund Details – Principal Investment Policies and Practices” section for all Funds:

A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price. For example, when the investment manager expects the price of a currency to decline in value, the Fund may purchase put options that are expected to increase in value as the price of the currency declines to hedge against such anticipated decline in value.

Please keep this supplement with your prospectus for future reference.